LEASE LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas
Current lease liabilities	$ 9,202	$ 11,940
Non-current lease liabilities	19,695	24,906
Total lease liabilities	28,897	36,846	$ 30,289
Argentina
Disclosure of geographical areas
Current lease liabilities	8,978	10,793
Non-current lease liabilities	17,186	22,588
Abroad
Disclosure of geographical areas
Current lease liabilities	224	1,147
Non-current lease liabilities	$ 2,509	$ 2,318